Concentration of Credit Risk (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Concentration of Credit Risk [Abstract]
Cash amount	¥ 15,937	$ 2,225	¥ 4,150
Restricted funds amount	208
Deposit insurance limit amount	¥ 500